UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8852

John Hancock Institutional Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock

Independence Diversified Core Equity Fund II

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 99.91%		$6,622,154

(Cost $4,872,173)

Aerospace & Defense 4.47%		296,208

Boeing Co. (The)	1,560	156,920
Lockheed Martin Corp.	360	35,316
Raytheon Co.	1,870	103,972

Air Freight & Logistics 0.30%		20,152

United Parcel Service, Inc. (Class B)	280	20,152

Airlines 0.46%		30,529

Continental Airlines, Inc. (Class B) (I)	760	30,529

Aluminum 1.92%		127,537

Alcan, Inc. (Canada)	1,470	127,537

Apparel Retail 0.10%		6,480

American Eagle Outfitters, Inc.	240	6,480

Apparel, Accessories & Luxury Goods 1.28%		84,851

Polo Ralph Lauren Corp.	870	84,851

Application Software 0.91%		60,208

Compuware Corp. (I)	5,300	60,208

Asset Management & Custody Banks 0.28%		18,855

Ameriprise Financial, Inc.	300	18,855

Beverages 0.66%		43,731

PepsiCo, Inc.	640	43,731

Broadcasting & Cable TV 2.34%		155,335

CBS Corp. (Class B)	2,300	76,498
DIRECTV Group, Inc. (The) (I)	1,490	34,806
Liberty Media Corp. – Capital (Series A)	390	44,031

Communications Equipment 0.71%		46,970

Nokia Corp., American Depositary Receipt (ADR) (Finland)	1,310	35,868
Polycom, Inc. (I)	350	11,102

Computer Hardware 4.84%		320,799

Hewlett-Packard Co.	3,520	160,899
International Business Machines Corp.	1,500	159,900

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2007 (unaudited)

Computer Storage & Peripherals 2.10%		139,075

Brocade Communications Systems, Inc. (I)	4,870	44,707
Emulex Corp. (I)	1,070	23,743
Lexmark International, Inc. (Class A) (I)	1,360	70,625

Construction & Farm Machinery & Heavy Trucks 1.11%		73,576

AGCO Corp. (I)	1,700	73,576

Consumer Finance 0.38%		25,337

First Marblehead Corp. (The) (L)	680	25,337

Department Stores 4.33%		287,142

Kohl's Corp. (I)	1,430	107,708
Penney (J.C.) Co., Inc.	1,490	119,915
Saks, Inc. (I)	2,970	59,519

Diversified Banks 1.88%		124,637

Wachovia Corp.	2,300	124,637

Diversified Chemicals 1.59%		105,600

Dow Chemical Co. (The)	910	41,296
Lyondell Chemical Co.	1,730	64,304

Diversified Financial Services 8.32%		551,667

Bank of America Corp.	3,630	184,077
Citigroup, Inc.	3,940	214,691
JPMorgan Chase & Co.	2,950	152,899

Diversified Metals & Mining 0.36%		23,610

Freeport-McMoRan Copper & Gold, Inc. (Class B)	300	23,610

Diversified REITs 0.75%		49,614

Vornado Realty Trust	410	49,614

Electric Utilities 2.13%		140,964

Allegheny Energy, Inc. (I)	1,070	57,127
Edison International	780	45,451
Entergy Corp.	340	38,386

Electrical Components & Equipment 0.48%		31,911

Thomas & Betts Corp. (I)	550	31,911

Electronic Equipment Manufacturers 0.16%		10,306

Agilent Technologies, Inc. (I)	270	10,306

Health Care Distributors 3.17%		209,987

AmerisourceBergen Corp.	1,610	82,464
McKesson Corp.	2,020	127,523

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2007 (unaudited)

Health Care Equipment 0.27%		17,620

Baxter International, Inc.	310	17,620

Homebuilding 0.24%		15,940

NVR, Inc. (I)	20	15,940

Hotels, Resorts & Cruise Lines 0.96%		63,916

Royal Caribbean Cruises Ltd. (Liberia)	1,470	63,916

Household Products 1.16%		77,064

Kimberly-Clark Corp.	280	19,869
Procter & Gamble Co. (The)	900	57,195

Human Resource & Employment Services 0.32%		21,435

Robert Half International, Inc.	610	21,435

Industrial Conglomerates 2.59%		171,741

General Electric Co.	4,570	171,741

Integrated Oil & Gas 7.29%		483,208

Chevron Corp.	840	68,452
Exxon Mobil Corp.	3,800	316,046
Occidental Petroleum Corp.	1,620	89,051
Royal Dutch Shell Plc (ADR) (Netherlands)	130	9,659

Integrated Telecommunication Services 3.34%		221,194

AT&T, Inc.	3,000	124,020
CenturyTel, Inc.	640	31,629
Embarq Corp. (I)	1,020	65,545

Internet Software & Services 0.28%		18,798

ValueClick, Inc. (I)	600	18,798

Investment Banking & Brokerage 3.39%		224,599

Bear Stearns Cos., Inc. (The)	430	64,483
Goldman Sachs Group, Inc. (The)	620	143,108
Morgan Stanley	200	17,008

IT Consulting & Other Services 1.32%		87,434

Accenture Ltd. (Class A) (Bermuda)	850	34,799
Cognizant Technology Solutions Corp. (I)	670	52,635

Life & Health Insurance 0.28%		18,364

Prudential Financial, Inc.	180	18,364

Managed Health Care 4.89%		324,072

Aetna, Inc.	980	51,871
CIGNA Corp.	620	103,931
Coventry Health Care, Inc. (I)	560	33,415
Humana, Inc. (I)	1,580	98,039

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2007 (unaudited)

WellCare Health Plans, Inc. (I)	400	36,816

Movies & Entertainment 2.05%		135,633

News Corp. (Class A)	6,140	135,633

Multi-Line Insurance 1.73%		114,519

Hartford Financial Services Group, Inc. (The)	1,110	114,519

Multi-Utilities 1.62%		107,371

Constellation Energy Group	1,170	107,371

Office Electronics 0.51%		33,966

Xerox Corp. (I)	1,800	33,966

Office REITs 0.26%		17,352

Boston Properties, Inc.	150	17,352

Oil & Gas Drilling 0.70%		46,639

ENSCO International, Inc.	770	46,639

Oil & Gas Equipment & Services 1.31%		86,999

Halliburton Co.	2,420	86,999

Oil & Gas Refining & Marketing 0.78%		51,779

Tesoro Corp.	680	42,078
Valero Energy Corp.	130	9,701

Packaged Foods & Meats 0.29%		19,284

Smithfield Foods, Inc. (I)	600	19,284

Personal Products 2.19%		144,910

Estee Lauder Cos., Inc. (The) (Class A)	1,420	67,166
NBTY, Inc. (I)	1,480	77,744

Pharmaceuticals 5.50%		364,194

Forest Laboratories, Inc. (I)	1,950	98,884
Mylan Laboratories, Inc.	4,090	80,859
Pfizer, Inc.	1,660	45,633
Schering-Plough Corp.	4,240	138,818

Property & Casualty Insurance 0.47%		30,961

ACE Ltd. (Cayman Islands)	350	21,549
SAFECO Corp.	150	9,412

Real Estate Management & Development 0.64%		42,056

Equity Residential	830	42,056

Regional Banks 0.14%		9,207

UnionBanCal Corp.	150	9,207

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
May 31, 2007 (unaudited)

Reinsurance 0.73%			48,254

Everest Re Group Ltd. (Bermuda)		450	48,254

Semiconductor Equipment 1.97%			130,859

Novellus Systems, Inc. (I)		1,430	43,887
Teradyne, Inc. (I)		5,110	86,972

Specialized REITs 0.32%			21,480

Public Storage, Inc.		240	21,480

Systems Software 2.09%			138,215

Check Point Software Technologies Ltd. (Israel) (I)		2,140	49,990
Microsoft Corp.		1,000	30,670
Novell, Inc. (I)		7,360	57,555

Thrifts & Mortgage Finance 1.97%			130,484

Fannie Mae		220	14,062
Freddie Mac		1,410	94,174
PMI Group, Inc. (The)		450	22,248

Tobacco 3.28%			217,526

Altria Group, Inc.		1,780	126,558
Loews Corp. – Carolina Group		1,170	90,968

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 1.12%			$74,252

(Cost $74,252)

Joint Repurchase Agreement 0.78%			52,000

Investment in a joint repurchase agreement transaction with Cantor
Fitzgerald LP — Dated 5-31-07, due 6-1-07 (Secured by U.S. Treasury
Inflation Indexed Notes 2.000%, due 1-15-14, valued at $61,000
including interest) Maturity value: $52,007	5.090	52	52,000

		Shares
Cash Equivalents 0.34%			22,252

John Hancock Cash Investment Trust (T)(W)		22,252	22,252

Total investments (Cost $4,946,425) 101.03%			$6,696,406

Other assets and liabilities, net (1.03%)			($68,042)

Total net assets 100.00%			$6,628,364

John Hancock
Independence Diversified Core Equity Fund II
Footnotes to Schedule of Investments
May 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of May 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

The cost of investments owned on May 31, 2007, including short-term investments, was $4,946,425. Gross unrealized appreciation and depreciation of investments aggregated $1,792,440 and $42,459, respectively, resulting in net unrealized appreciation of $1,749,981.

Footnotes to Schedule of Investments - Page 1

Notes to schedule of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the John Hancock Cash Investment Trust (JHCIT), a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 102% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. As of May 31, 2007, the Fund loaned securities having a market value of $22,356 collateralized by cash invested in securities in the amount of $22,252.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
160 Federal Street
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Independence Diversified Core Equity Fund II.

425Q1 5/07
7/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Institutional Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 23, 2007